Annual Fund Operating Expenses	0 Months Ended
	Jan. 01, 2012
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class A Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.19%	[2]
Total annual Fund operating expenses	1.15%
Fee waivers and/or reimbursements	(0.04%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.11%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class B Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.19%	[2]
Total annual Fund operating expenses	1.90%
Fee waivers and/or reimbursements	(0.04%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.86%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class C Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.19%	[2]
Total annual Fund operating expenses	1.90%
Fee waivers and/or reimbursements	(0.04%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.86%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class R Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.19%	[2]
Total annual Fund operating expenses	1.40%
Fee waivers and/or reimbursements	(0.04%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.36%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%	[2]
Total annual Fund operating expenses	1.06%
Fee waivers and/or reimbursements	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.05%
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[2]
Total annual Fund operating expenses	0.81%
Fee waivers and/or reimbursements	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.80%
(Columbia Balanced Fund – Z) | (Columbia Balanced Fund) | Class Z Shares
Operating Expenses:
Management fees	0.71%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.19%	[2]
Total annual Fund operating expenses	0.90%
Fee waivers and/or reimbursements	(0.04%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.86%
(Columbia Greater China Fund - A, B, C & I) | (Columbia Greater China Fund) | Class A Shares
Operating Expenses:
Management fees	0.95%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.48%
(Columbia Greater China Fund - A, B, C & I) | (Columbia Greater China Fund) | Class B Shares
Operating Expenses:
Management fees	0.95%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	2.23%
(Columbia Greater China Fund - A, B, C & I) | (Columbia Greater China Fund) | Class C Shares
Operating Expenses:
Management fees	0.95%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	2.23%
(Columbia Greater China Fund - A, B, C & I) | (Columbia Greater China Fund) | Class I Shares
Operating Expenses:
Management fees	0.95%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[2]
Total annual Fund operating expenses	1.06%
(Columbia Greater China Fund – Z) | (Columbia Greater China Fund) | Class Z Shares
Operating Expenses:
Management fees	0.95%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.23%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class A Shares
Operating Expenses:
Management fees	0.76%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.19%	[2]
Total annual Fund operating expenses	1.20%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class B Shares
Operating Expenses:
Management fees	0.76%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.19%	[2]
Total annual Fund operating expenses	1.95%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class C Shares
Operating Expenses:
Management fees	0.76%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.19%	[2]
Total annual Fund operating expenses	1.95%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class I Shares
Operating Expenses:
Management fees	0.76%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.80%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class R Shares
Operating Expenses:
Management fees	0.76%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.19%	[2]
Total annual Fund operating expenses	1.45%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.76%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[2]
Total annual Fund operating expenses	0.85%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class T Shares
Operating Expenses:
Management fees	0.76%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.49%	[2]
Total annual Fund operating expenses	1.25%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class W Shares
Operating Expenses:
Management fees	0.76%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.19%	[2]
Total annual Fund operating expenses	1.20%
(Columbia Mid Cap Growth Fund – Y) | (Columbia Mid Cap Growth Fund) | Class Y Shares
Operating Expenses:
Management fees	0.76%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[2]
Total annual Fund operating expenses	0.84%
(Columbia Mid Cap Growth Fund – Z) | (Columbia Mid Cap Growth Fund) | Class Z Shares
Operating Expenses:
Management fees	0.76%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.19%	[2]
Total annual Fund operating expenses	0.95%
(Columbia Oregon Intermediate Municipal Bond Fund - A, B & C) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.12%	[2]
Total annual Fund operating expenses	0.84%
Fee waivers and/or reimbursements	(0.05%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%
(Columbia Oregon Intermediate Municipal Bond Fund - A, B & C) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.12%	[2]
Total annual Fund operating expenses	1.59%
Fee waivers and/or reimbursements	(0.05%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia Oregon Intermediate Municipal Bond Fund - A, B & C) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.12%	[2]
Total annual Fund operating expenses	1.59%
Fee waivers and/or reimbursements	(0.05%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia Oregon Intermediate Municipal Bond Fund – Z) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.12%	[2]
Total annual Fund operating expenses	0.59%
Fee waivers and/or reimbursements	(0.05%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.54%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class A Shares
Operating Expenses:
Management fees	0.83%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.29%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class B Shares
Operating Expenses:
Management fees	0.83%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	2.04%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class C Shares
Operating Expenses:
Management fees	0.83%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	2.04%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class I Shares
Operating Expenses:
Management fees	0.83%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.87%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class R Shares
Operating Expenses:
Management fees	0.83%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.54%
(Columbia Small Cap Growth Fund I – Y) | (Columbia Small Cap Growth Fund I) | Class Y Shares
Operating Expenses:
Management fees	0.83%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.87%
(Columbia Small Cap Growth Fund I – Z) | (Columbia Small Cap Growth Fund I) | Class Z Shares
Operating Expenses:
Management fees	0.83%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.04%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.28%
Fee waivers and/or reimbursements	(0.02%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.26%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class B Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	2.03%
Fee waivers and/or reimbursements	(0.02%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.01%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class C Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	2.03%
Fee waivers and/or reimbursements	(0.02%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.01%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class I Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[2]
Total annual Fund operating expenses	0.82%
Fee waivers and/or reimbursements	none	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.82%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class R Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.53%
Fee waivers and/or reimbursements	(0.02%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.51%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class W Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.28%
Fee waivers and/or reimbursements	(0.02%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.26%
(Columbia Strategic Investor Fund – Y) | (Columbia Strategic Investor Fund) | Class Y Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[2]
Total annual Fund operating expenses	0.82%
(Columbia Strategic Investor Fund – Z) | (Columbia Strategic Investor Fund) | Class Z Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.03%
Fee waivers and/or reimbursements	(0.02%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.01%
(Columbia Technology Fund - A, B & C) | (Columbia Technology Fund) | Class A Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.33%	[2]
Total annual Fund operating expenses	1.45%
(Columbia Technology Fund - A, B & C) | (Columbia Technology Fund) | Class B Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.33%	[2]
Total annual Fund operating expenses	2.20%
(Columbia Technology Fund - A, B & C) | (Columbia Technology Fund) | Class C Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.33%	[2]
Total annual Fund operating expenses	2.20%
(Columbia Technology Fund – Z) | (Columbia Technology Fund) | Class Z Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.33%	[2]
Total annual Fund operating expenses	1.20%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.11% for Class A, 1.86% for Class B, 1.86% for Class C, 1.36% for Class R, 1.05% for Class R4 and 0.80% for Class R5.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.86% for Class Z.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.54% for Class Z.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.26% for Class A, 2.01% for Class B, 2.01% for Class C, 0.83% for Class I, 1.51% for Class R and 1.26% for Class W.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.01% for Class Z.